SUBSEQUENT EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 27, 2026	Feb. 05, 2026	Jun. 17, 2025	Dec. 18, 2024	Mar. 31, 2024
Crude Oil [Member]
Subsequent Event [Line Items]
Estimated revenue generation percentage	81.66%	76.67%
ATM Agreement [Member]
Subsequent Event [Line Items]
Available for sale	$ 17,800,000				$ 3,219,305	$ 3,863,045	$ 14,100,000
ATM Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Available for sale			$ 14,171,399	$ 7,922,577